Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current taxes
Current taxes	$ (494)	$ (923)
Uncertain tax positions	4	8
Change in estimate relating to prior periods	8	9
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(120)	(75)
Change in estimate relating to prior periods	(7)	1
Recognition and utilization of loss carryforwards	29	(24)
Previously unrecognized tax benefits	3	0
Uncertain tax positions	0	8
Total income taxes	$ (577)	$ (996)